SALES OF GOODS	12 Months Ended
Dec. 31, 2018
SALES OF GOODS [abstract]
Disclosure of sales of goods

3.    SALES OF GOODS

Sales of goods primarily represents revenue from the sales of crude oil, refined petroleum products, chemical products and natural gas.

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Crude oil	336,732	421,585	519,910
Gasoline	508,912	600,113	711,236
Diesel	447,126	503,406	594,008
Basic chemical feedstock	154,992	205,722	250,884
Kerosene	88,195	115,739	168,823
Synthetic resin	91,518	107,633	124,618
Natural Gas	39,464	34,277	43,205
Synthetic fiber monomers and polymers	38,054	61,998	77,572
Others(i)	175,197	249,997	335,357
	1,880,190	2,300,470	2,825,613

(i)	Others are primarily liquefied petroleum gas and other refinery and chemical by-products and joint products.